BANKRUPTCY (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Jan. 25, 2024	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023	May 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Apr. 01, 2023	Apr. 27, 2022	Dec. 31, 2021
Operating Loss Carryforwards						$ 6,400,000
Accounts Receivable, Held-for-Sale						124,195
Bankruptcy Claims, Amount of Claims Settled						1,000,000				$ 79,518
Bankruptcy claims amount of claims debtors payroll protection loans						1,387,599
Bankruptcy litigation book value						4,098,541
Litigation value of general unsecured claims						25,350,151
Litigation value of general unsecured claims for payments						500,000
Gain on discharge of prepetition liabilities						2,203,581					$ 2,174,424
Gain on discharges of prepetition liabilities						0	$ 32,157
Convertible Notes Payable
Cash exercise price percentage						93.75%	93.75%
Class 5 [Member]
Bankruptcy claims amount of claims to be settled						$ 1,000,000
2018 Stock Purchase Agreement [Member] | Stewart [Member]
Payments for Repurchase of Common Stock						$ 7,500,000
Lease Agreement [Member]
Finance Lease, Principal Payments				$ 2,112	$ 2,112
Lessee, Finance Lease, Discount Rate					5.00%				5.00%
Lease Agreement [Member] | Subsequent Event [Member]
Loss Contingency, Damages Sought, Value	$ 19,473
Litigation Settlement, Amount Awarded to Other Party			$ 9,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Payments to Acquire Productive Assets	$ 3,500,000
Secured Convertible Noteholder [Member]
Warrants description						Each Secured Convertible Note holder will also receive 5-Year warrants (“Warrants”) to purchase shares of the Company’s common stock in an amount equal to 50% of the face value of its Secured Convertible Note. The Warrants will be exercisable upon the consummation of a Qualified Financing, five-year term and a cash exercise provision. The exercise price of the Warrants are equal to 93.75% of the per share price of common stock sold to third-party investors in the Qualified Financing.
General Unsecured Claims Holders [Member] | Class 3 [Member]
Description of settlement terms						General Unsecured Claims holders are to receive distributions equal to their pro rata share of $500,000, with plan interest, payable within ninety (90) days from the effective date of the Plan.
Common Stock [Member]
Debt Instrument, Maturity Date, Description						Principal and accrued interest is to be converted on or before the maturity date into shares of Debtor common stock issued its next common stock offering in an aggregate amount of at least $10,000,000 (“Qualified Financing”). The number of shares of Common Stock issuable upon conversion of each Note in a Qualified Financing shall be equal to (i) the amount of principal and accrued interest, divided by (ii) the lessor of 75% of the price per share of common stock paid by other investors for a majority of the common stock issued in the Qualified Financing or seventy-five cents ($0.75)
Secured Convertible Notes [Member] | Over-Allotment Option [Member]
Proceeds from debt or issuance or sale of equity						$ 2,500,000
Proceeds from additional issuance or sale of equity						500,000
Proceeds from Issuance or Sale of Equity						$ 3,000,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Debt Instrument, Interest Rate During Period						10.00%
Senior Secured Convertible Notes Payable [Member] | Subsequent Event [Member]
Debt Instrument, Description		the Company issued 20% OID Senior Secured Convertible Notes payable with a face amount, including the 20% OID, totaling $
Convertible Notes Payable		$ 1,078,125.00
Proceeds from Issuance of Common Stock		$ 5,000,000
Debt Conversion, Converted Instrument, Rate		85.00%
Shares Issued, Price Per Share		$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		590,625